Corporate Information - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) Employees Country Brand	Dec. 31, 2018 USD ($) Employees		Dec. 31, 2017 USD ($) Employees
Disclosure Of Corporate Information [line items]
Number of employees	171,915	172,776		182,915
Revenue | $	$ 52,329	$ 53,041	[1]	$ 54,859	[1]
Anheuser-Busch in Bev SA/NV [member]
Disclosure Of Corporate Information [line items]
Number of employees	170,000
Number of countries where the entity operates | Country	50
Anheuser-Busch in Bev SA/NV [member] | Bottom of range [member]
Disclosure Of Corporate Information [line items]
Number of beer brand | Brand	500
Brewing heritage periods	600 years

[1]	The consolidated income statements for 2017 and 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.